UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

July 31, 2018

MFS® Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS

7/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 75.0%
Asset-Backed & Securitized - 19.9%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 3.889% (LIBOR-3mo. + 1.55%), 7/15/2026 (n)	$1,167,000	$1,165,816
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.489% (LIBOR-3mo. + 2.15%), 7/15/2026 (n)	1,518,000	1,514,934
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 3.947% (LIBOR-3mo. + 1.6%), 7/20/2026 (n)	1,183,000	1,183,241
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	376,000	375,573
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 3.689% (LIBOR-3mo. + 1.35%), 4/16/2027 (n)	2,726,878	2,708,119
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.239% (LIBOR-3mo. + 1.9%), 7/15/2027 (n)	1,497,569	1,494,547
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,265,000	1,253,746
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 3.836% (LIBOR-3mo. + 1.5%), 10/17/2024 (n)	1,445,000	1,443,535
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	145,155	144,988
Atrium CDO Corp., 2010-A, “B1R”, FLR, 3.789% (LIBOR-3mo. + 1.45%), 7/16/2025 (n)	1,778,000	1,776,378
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.847% (LIBOR-3mo. + 1.5%), 10/23/2025 (n)	1,167,000	1,164,512
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.685% (LIBOR-3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,149,948
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.836% (LIBOR-3mo. + 1.5%), 10/17/2026 (n)	1,747,000	1,745,229
Ballyrock Ltd., 2018-1A, “A2”, FLR, 3.957% (LIBOR-3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,366,685
Ballyrock Ltd., 2018-1A, “B”, FLR, 4.257% (LIBOR-3mo. + 1.9%), 4/20/2031 (n)	579,877	573,740
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.621% (LIBOR-1mo. + 1.55%), 1/15/2033 (n)	1,177,240	1,179,471
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	1,678,973	1,682,286
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	1,250,000	1,231,184
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.322%, 5/10/2050 (i)	12,088,999	997,512
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.221% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)	410,191	411,542
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	832,000	824,281
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	372,000	368,395
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	536,000	527,355
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	578,000	563,548
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	709,000	692,972
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	1,855,638	1,803,327
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.321% (LIBOR-1mo. + 1.25%), 12/17/2033 (n)	1,458,105	1,463,747
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	1,414,000	1,407,636
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	820,000	811,413
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	1,493,000	1,483,552
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	1,822,000	1,786,093
Cutwater Ltd., 2014-1A, “A2R”, FLR, 4.039% (LIBOR-3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,247,714
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	510,000	502,308
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	555,000	546,453
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	481,979	481,426
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	1,389,000	1,385,453
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	901,000	897,056
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	576,000	575,962
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	383,692	381,810
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	230,440	230,052
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	129,676	129,412
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%,1/23/18 4/15/2022 (n)	1,385,000	1,372,519
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	1,825,000	1,819,163
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.839% (LIBOR-3mo. + 1.5%), 1/15/2027 (n)	2,050,000	2,050,000
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	192,520	192,544
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	406,000	404,335
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,602,000	1,589,003
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,010,000	998,369
Granite Point Mortgage Trust Inc., FLR, 2.986% (LIBOR-1mo. + 0.9%), 11/21/2035 (n)	1,826,000	1,822,635
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	2,104,000	2,151,248
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.195%, 5/10/2050 (i)	10,994,670	823,193
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.285%, 8/10/2050 (i)	11,445,203	884,405

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	$475,166	$473,388
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (z)	862,000	862,051
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	495,000	494,898
Invitation Homes Trust, 2017-SFR2, “A”, FLR, 2.923% (LIBOR-1mo. + 1.00%), 12/17/2036 (n)	1,741,180	1,740,158
Invitation Homes Trust, 2018-SFR1, “B”, 3.023% (LIBOR-1mo. + 0.95%) 3/17/2037 (n)	953,000	947,378
JPMorgan Chase Commercial Mortgage Securities Corp., 1.089%, 9/15/2050 (i)	23,565,098	1,641,316
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C3, “A4”, 4.717%, 2/15/2046 (n)	2,011,847	2,070,233
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.571% (LIBOR-1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,732,566
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.621% (LIBOR-1mo. + 2.55%), 5/15/2028 (z)	577,000	578,058
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.739% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	1,445,525	1,432,210
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.239% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)	1,283,932	1,281,294
Madison Park Funding XIII Ltd., 2014-13A, “BR2”, FLR, 3.841% (LIBOR-3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,160,755
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 4.397% (LIBOR-3mo. + 2.05%), 7/20/2026 (n)	1,634,000	1,632,508
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.532% (LIBOR-3mo. + 1.20%) 1/18/2028 (n)	2,590,000	2,548,829
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 4.432% (LIBOR-3mo. + 2.1%), 1/18/2027 (n)	805,000	803,376
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.441%, 5/15/2050 (i)	11,999,413	980,443
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.453%, 6/15/2050 (i)	4,703,225	408,678
Mountain Hawk CLO Ltd., 2013-2A, “BR”, FLR, 3.947% (LIBOR-3mo. + 1.6%), 7/20/2024 (z)	1,809,670	1,809,670
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.132% (LIBOR-3mo. + 1.8%), 4/18/2025 (n)	2,325,000	2,322,638
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	1,027,000	1,022,586
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.551%, 7/25/2028 (z)	1,072,000	1,071,998
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 2.663% (LIBOR-1mo. + 0.6%), 6/25/2065 (n)	38,539	38,553
Neuberger Berman CLO Ltd., 2015-20A, “BR”, FLR, 3.589% (LIBOR-3mo. + 1.25%) 1/15/2028 (z)	2,729,000	2,697,500
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.947% (LIBOR-3mo. + 1.6%), 4/20/2027 (n)	1,515,565	1,514,454
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	938,000	926,811
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	766,000	757,155
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.897% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	1,149,000	1,149,723
OCP CLO Ltd., 2015-10A, “A2AR”, FLR, 3.634% (LIBOR-3mo. + 1.30%) 10/26/2027 (z)	2,211,957	2,189,167
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	1,525,000	1,494,140
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	64,200	64,183
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,110,000	1,104,703
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.736% (LIBOR-1mo. + 0.65%), 11/10/2020 (n)	674,955	675,835
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (z)	630,000	629,085
PFS Financing Corp., 2017-C, “A”, FLR, 2.541% (LIBOR-1mo. + 0.47%), 10/15/2021 (n)	670,000	671,268
Santander Drive Auto Receivable Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,246,000	1,235,314
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	769,000	764,602
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	866,000	854,948
Shackelton CLO Ltd., 2013-4A, “B”, FLR, 4.237% (LIBOR-3mo. + 1.9%), 4/13/2031 (n)	722,762	722,151
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	260,782	258,739
Silver Spring CLO Ltd., FLR, 5.089% (LIBOR-3mo. + 2.75%), 10/15/2026 (n)	973,000	971,932
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	1,880,000	1,886,168
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.241% (LIBOR-1mo. + 1.17%), 1/17/2035 (n)	1,514,489	1,515,740
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 4.547% (LIBOR-3mo. + 2.2%), 10/20/2026 (n)	1,143,000	1,144,631
TICP CLO Ltd., 2018-3R, “B”, FLR, 3.708% (LIBOR-3mo. + 1.35%), 4/20/2028 (n)	681,356	677,987
TICP CLO Ltd., 2018-3R, “C”, FLR, 4.158% (LIBOR-3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,194,966
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	1,027,675	993,380
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	7,944,919	528,968
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	1,880,000	1,870,548
Verizon Owner Trust, 2017-3a, “B”, 2.38%, 4/20/2022 (n)	769,000	753,825
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	335,179	333,779
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 2.571% (LIBOR-1mo. + 0.50%), 11/15/2022 (n)	2,219,000	2,222,107
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,174,000	1,167,532
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	2,276,538	2,329,033

		$121,134,323

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 1.0%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$1,639,000	$1,628,616
Hyundai Capital America, 2.4%, 10/30/2018 (n)	640,000	639,586
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,082,000	1,077,131
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,190,000	1,183,965
Toyota Motor Credit Corp., FLR, 2.726% (LIBOR-3mo. + 0.39%), 1/17/2019	1,620,000	1,622,608

		$6,151,906
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$371,000	$369,572

Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,000,000	$1,936,491
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	1,402,000	1,389,522

		$3,326,013
Building - 0.2%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,060,000	$1,056,713

Cable TV - 0.4%
Time Warner Cable, Inc., 5%, 2/01/2020	$2,308,000	$2,354,632

Chemicals - 0.5%
Dow Chemical Co., 8.55%, 5/15/2019	$2,000,000	$2,086,398
LyondellBasell Industries N.V., 5%, 4/15/2019	760,000	767,314

		$2,853,712
Computer Software - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$990,000	$993,235

Conglomerates - 0.1%
Roper Technologies, Inc., 2.8%, 12/15/2021	$508,000	$496,767

Consumer Products - 1.0%
Newell Brands, Inc., 2.6%, 3/29/2019	$99,000	$98,545
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/2018 (n)	2,890,000	2,888,830
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	3,041,000	2,907,047

		$5,894,422
Consumer Services - 0.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,452,708
QVC, Inc., 5.125%, 7/02/2022	1,156,000	1,175,977

		$2,628,685
Electrical Equipment - 0.2%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,408,000	$1,393,490

Electronics - 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$1,861,000	$1,805,684
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	1,058,000	1,060,102
Tyco Electronics Group S.A., 2.375%, 12/17/2018	281,000	280,852

		$3,146,638
Emerging Market Quasi-Sovereign - 0.2%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$1,170,000	$1,168,655

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 0.5%
BP Capital Markets PLC, 2.521%, 1/15/2020	$806,000	$800,564
Shell International Finance B.V., 1.375%, 5/10/2019	2,500,000	2,478,535

		$3,279,099
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$836,000	$820,355

Food & Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$1,465,000	$1,445,843
Diageo Capital PLC, 3%, 5/18/2020	967,000	966,997
General Mills, Inc., 3.2%, 4/16/2021	546,000	543,504
Kraft Heinz Foods Co., 6.125%, 8/23/2018	1,560,000	1,563,007
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	506,409
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	96,000	96,003

		$5,121,763
Insurance - 0.7%
American International Group, Inc., 2.3%, 7/16/2019	$1,182,000	$1,176,894
American International Group, Inc., 3.3%, 3/01/2021	1,138,000	1,135,801
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,200,000	2,159,649

		$4,472,344
Insurance - Health - 0.3%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$1,775,000	$1,734,038

International Market Quasi-Sovereign - 1.8%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$1,230,000	$1,213,328
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,980,000	1,946,342
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,010,000	1,932,398
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	590,000	588,632
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	580,000	573,597
Electricite de France, 2.15%, 1/22/2019 (n)	1,200,000	1,196,232
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	720,000	696,285
Swedish Export Credit Corp., 1.125%, 8/28/2019	2,700,000	2,654,750

		$10,801,564
International Market Sovereign - 0.4%
Republic of Finland, 1%, 4/23/2019 (n)	$2,300,000	$2,273,319

Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/2019	$539,000	$536,570
Baidu, Inc., 3.875%, 9/29/2023	875,000	867,043

		$1,403,613
Local Authorities - 0.4%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$2,390,000	$2,348,328

Major Banks - 5.7%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$1,435,000	$1,407,583
Barclays PLC, 3.25%, 1/12/2021	4,050,000	3,994,232
BNP Paribas, 2.7%, 8/20/2018	1,090,000	1,090,262
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,000,000	997,578
Commonwealth Bank of Australia, 2.3%, 9/06/2019	1,725,000	1,714,047
Credit Agricole, “A”, FLR, 3.761% (LIBOR-3mo. + 1.43%), 1/10/2022 (n)	750,000	761,725
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	2,060,000	2,028,861
Credit Suisse Group Fund Guernsey Ltd., 3.8%, 9/15/2022	1,764,000	1,755,515
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	1,910,000	1,859,137

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	$1,161,000	$1,141,254
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	957,000	923,100
ING Bank N.V., 2.3%, 3/22/2019 (n)	500,000	498,387
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,593,000	1,595,501
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	449,000	442,760
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	868,000	850,637
National Australia Bank Ltd., 1.375%, 7/12/2019	1,100,000	1,086,641
PNC Bank N.A., 2.25%, 7/02/2019	1,140,000	1,135,755
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,167,713
Sumitomo Mitsui Financial Group, 3.102%, 1/17/2023	1,108,000	1,080,010
Svenska Handelsbanken AB, 2.25%, 6/17/2019	1,725,000	1,719,163
Toronto-Dominion Bank, 1.45%, 9/06/2018	980,000	979,139
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	3,100,000	3,061,775
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,337,000	2,300,802

		$34,591,577
Medical & Health Technology & Services - 0.8%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,750,000	$1,738,843
Becton, Dickinson and Co., 2.404%, 6/05/2020	796,000	782,700
Becton, Dickinson and Co., 2.894%, 6/06/2022	948,000	920,476
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	1,450,000	1,437,275

		$4,879,294
Medical Equipment - 0.6%
Abbott Laboratories, 2.35%, 11/22/2019	$1,034,000	$1,027,674
Abbott Laboratories, 2%, 3/15/2020	681,000	670,175
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	1,894,000	1,877,368
Zimmer Biomet Holdings, Inc., FLR, 3.075% (LIBOR-3mo. + 0.75%), 3/19/2021	356,000	356,467

		$3,931,684
Metals & Mining - 0.2%
Glencore Finance (Canada), 4.95%, 11/15/2021 (n)	$729,000	$746,933
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	580,809

		$1,327,742
Midstream - 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,661,000	$1,632,311
EL Paso LLC, 6.5%, 9/15/2020	1,874,000	1,988,445
EnLink Midstream Partners LP, 2.7%, 4/01/2019	430,000	428,431
Enterprise Products Operating LP, 6.5%, 1/31/2019	930,000	946,551
MPLX LP, 3.375%, 3/15/2023	471,000	461,267
ONEOK Partners LP, 3.2%, 9/15/2018	790,000	790,000

		$6,247,005
Mortgage-Backed - 0.6%
Fannie Mae, 4.5%, 4/01/2024	$292,200	$301,944
Fannie Mae, 4%, 3/01/2025	34,143	35,085
Fannie Mae, 4.5%, 5/01/2025	107,750	111,197
Fannie Mae, 3%, 12/01/2031	684,997	679,408
Fannie Mae, 2%, 5/25/2044	2,059,202	1,957,665
Freddie Mac, 0.882%, 4/25/2024 (i)	128,476	5,291
Freddie Mac, 4%, 7/01/2025	248,890	255,681

		$3,346,271
Municipals - 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$3,058,000	$2,573,032

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 1.1%
AT&T, Inc., 2.3%, 3/11/2019	$1,300,000	$1,297,266
AT&T, Inc., 2.45%, 6/30/2020	2,480,000	2,447,338
AT&T, Inc., FLR, 3.229% (LIBOR-3mo. + 0.91%), 11/27/2018	1,570,000	1,573,839
British Telecommunications PLC, 2.35%, 2/14/2019	1,090,000	1,087,136

		$6,405,579
Oils - 0.1%
Phillips 66, FLR, 2.919% (LIBOR-3mo. + 0.60%), 2/26/2021	$839,000	$840,351

Other Banks & Diversified Financials - 5.3%
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	$400,000	$399,898
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,590,000	1,580,659
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	1,854,000	1,811,140
BPCE S.A., 2.5%, 7/15/2019	1,234,000	1,226,465
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,570,000	1,555,333
Capital One Financial Corp., 2.5%, 5/12/2020	1,177,000	1,161,466
Capital One Financial Corp., 2.4%, 10/30/2020	590,000	575,932
Capital One Financial Corp., 3.2%, 1/30/2023	1,498,000	1,455,299
Citizens Bank N.A., 2.3%, 12/03/2018	1,400,000	1,399,173
Citizens Bank N.A., 2.25%, 3/02/2020	925,000	909,666
Citizens Bank N.A., 2.55%, 5/13/2021	310,000	301,736
Compass Bank, 2.875%, 6/29/2022	2,837,000	2,733,059
Compass Bank, 3.5%, 6/11/2021	1,498,000	1,493,085
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,184,701
Fifth Third Bancorp, 2.3%, 3/01/2019	364,000	363,341
Fifth Third Bancorp, 2.3%, 3/15/2019	1,040,000	1,038,108
First Republic Bank, 2.375%, 6/17/2019	278,000	277,365
Groupe BPCE S.A., 2.5%, 12/10/2018	920,000	919,659
Intesa Sanpaolo S.p.A., FLR, 2.966% (LIBOR-3mo. + 0.63%) 7/17/2019	3,136,000	3,137,466
Lloyds Bank PLC, 2.3%, 11/27/2018	630,000	629,583
National Bank of Canada, FLR, 3.175% (LIBOR-3mo. + 0.84%), 12/14/2018	3,200,000	3,208,512
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	1,390,000	1,357,371
Santander UK PLC, 3.05%, 8/23/2018	439,000	439,214
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	2,170,000	2,119,583
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,015,000	974,888

		$32,252,702
Pharmaceuticals - 2.0%
Actavis Funding SCS, 3%, 3/12/2020	$1,058,000	$1,053,659
Actavis Funding SCS, 3.45%, 3/15/2022	735,000	726,690
Amgen, Inc., 2.2%, 5/11/2020	2,350,000	2,310,674
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	1,166,000	1,168,564
Celgene Corp., 2.875%, 8/15/2020	1,912,000	1,897,170
Celgene Corp., 2.75%, 2/15/2023	1,297,000	1,243,027
Gilead Sciences, Inc., 1.85%, 9/04/2018	1,310,000	1,309,358
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	2,740,000	2,703,023

		$12,412,165
Printing & Publishing - 0.2%
Moody’s Corp., 3.25%, 6/07/2021	$1,266,000	$1,260,999

Retailers - 0.3%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$1,786,000	$1,764,151

Supranational - 0.2%
Corporacion Andina de Fomento, 2%, 5/10/2019	$1,180,000	$1,171,103

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT, 2.8%, 6/01/2020	$573,000	$567,476
American Tower Corp., REIT, 3%, 6/15/2023	1,462,000	1,403,152
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	608,861
Crown Castle International Corp., 3.15%, 7/15/2023	755,000	724,855
SBA Tower Trust, 2.898%, 10/15/2044 (n)	878,000	872,070
SBA Tower Trust, 2.877%, 7/10/2046 (n)	660,000	645,202

		$4,821,616
Tobacco - 0.9%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$2,011,000	$1,972,482
BAT Capital Corp., 2.764%, 8/15/2022 (n)	1,250,000	1,207,423
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	2,266,000	2,242,401

		$5,422,306
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$2,400,000	$2,362,401

U.S. Government Agencies and Equivalents - 0.2%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$750,000	$745,903
Small Business Administration, 2.25%, 7/01/2021	146,544	145,746

		$891,649
U.S. Treasury Obligations - 21.9%
U.S. Treasury Notes, 0.75%, 9/30/2018 (s)	$15,000,000	$14,969,484
U.S. Treasury Notes, 2.375%, 3/15/2021 (f)	8,081,000	8,005,241
U.S. Treasury Notes, 1%, 11/30/2018 (s)	13,580,000	13,531,197
U.S. Treasury Notes, 1%, 3/15/2019 (s)	15,000,000	14,883,398
U.S. Treasury Notes, 0.875%, 7/31/2019 (s)	15,000,000	14,766,797
U.S. Treasury Notes, 1.375%, 10/31/2020	38,541,000	37,422,408
U.S. Treasury Notes, 2.625%, 6/15/2021	29,872,000	29,755,313

		$133,333,838
Utilities - Electric Power - 1.9%
Dominion Energy, Inc., 2.962%, 7/01/2019	$780,000	$780,437
Dominion Energy, Inc., 2.579%, 7/01/2020	1,136,000	1,119,530
Dominion Resources, Inc., 2.5%, 12/01/2019	1,600,000	1,590,798
Emera U.S. Finance LP, 2.15%, 6/15/2019	1,165,000	1,156,383
Engie Energia Chile S.A., 5.625%, 1/15/2021	1,582,000	1,642,938
Eversource Energy, 2.5%, 3/15/2021	730,000	714,899
FirstEnergy Corp., 2.85%, 7/15/2022	581,000	562,401
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,034,000	1,030,620
Southern Co., 2.45%, 9/01/2018	630,000	629,854
Southern Co., 1.85%, 7/01/2019	1,560,000	1,547,922
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,056,000	1,056,262

		$11,832,044
Total Bonds		$456,890,695
Short-Term Obligations (s)(y) - 9.5%
American Honda Finance Corp., 2.03%, due 9/05/2018	$4,000,000	$3,992,106
Bank of Montreal, 1.85%, due 8/01/2018	4,000,000	4,000,000
Chevron Corp., 1.94%, due 8/27/2018	4,000,000	3,994,396
Colgate Palmolive Co., 1.88%, due 8/01/2018	4,000,000	4,000,000
Exxon Mobil Corp., 1.9%, due 8/03/2018	4,250,000	4,249,551
Federal Home Loan Bank, 1.77%, due 8/01/2018	34,028,000	34,028,000
Novartis Finance Corp, 1.97%, due 8/13/2018	3,750,000	3,747,537
Total Short-Term Obligations		$58,011,590

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 14.9%
Money Market Funds - 14.9%
MFS Institutional Money Market Portfolio, 1.98% (v)	90,953,818	$90,944,723

Other Assets, Less Liabilities - 0.6%		3,290,965
Net Assets - 100.0%		$609,137,973

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $90,944,723 and $514,902,285, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $158,652,184, representing 26.0% of net assets.

(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	$1,678,945	$1,682,286
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032	4/25/18	861,878	862,051
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.621% (LIBOR-1mo. + 2.55%), 5/15/2028	5/18/18	577,000	578,058
Mountain Hawk CLO Ltd., 2013-2A, “BR”, FLR, 3.947% (LIBOR-3mo. + 1.6%), 7/20/2024	7/12/18	1,809,670	1,809,670
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.551%, 7/25/2028	7/25/18	1,071,998	1,071,998
Neuberger Berman CLO Ltd., 2015-20A, “BR”, FLR, 3.589% (LIBOR-3mo. + 1.25%), 1/15/2028	11/15/17	2,729,000	2,697,500
OCP CLO Ltd., 2015-10A, “A2AR”, FLR, 3.634% (LIBOR-3mo. + 1.30%), 10/26/2027	11/27/17	2,211,957	2,189,167
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022	7/18/18	629,970	629,085
Total Restricted Securities			$11,519,815
% of Net assets			1.9%

Derivative Contracts at 7/31/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	200	$42,275,000	September - 2018	$(200,000)

8

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements

Maturity Date	Notional Amount			Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swap Agreements
8/31/18	USD	$5,877,570	(Short)	Morgan Stanley Capital Services, Inc.	3 month T-Bill + 0.05%	BCOMWHTR (floating rate)	$9,080	$—	$9,080
9/26/18	USD	6,019,740	(Short)	Goldman Sachs International	3 month T-Bill + 0.08%	BCOMPLTR (floating rate)	10,577	—	10,577
12/18/18	USD	6,027,471	(Short)	Merrill Lynch International	3 month T-Bill + 0.02%	BCOMCNTR (floating rate)	9,782	—	9,782
1/23/19	USD	8,591,878	(Short)	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKWT (floating rate)	12,805	—	12,805
5/31/19	USD	5,463,927	(Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMSBTR (floating rate)	10,828	—	10,828
5/31/19	USD	6,305,999	(Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMLCTR (floating rate)	10,778	—	10,778
6/17/19	USD	3,755,479	(Short)	Merrill Lynch International	3 month T-Bill + 0%	BCOMBOTR (floating rate)	6,339	—	6,339
8/21/19	USD	5,750,533	(Short)	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKCTR (floating rate)	6,852	—	6,852

							$77,041	$—	$77,041

Liability Derivatives
Total Return Swap Agreements
8/22/18	USD	$9,480,877	(Long)	Goldman Sachs International	BCOMCTTR (floating rate)	3 month T-Bill + 0.23%	$(16,555)	$—	$(16,555)
8/31/18	USD	6,568,221	(Long)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.08%	(11,800)	—	(11,800)
9/12/18	USD	7,472,016	(Long)	JPMorgan Chase Bank N.A.	BCOMZSTR (floating rate)	3 month T-Bill + 0.09%	(14,120)	—	(14,120)
10/29/18	USD	16,682,665	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(30,204)	—	(30,204)
11/19/18	USD	9,516,155	(Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(17,518)	—	(17,518)
12/3/18	USD	17,372,662	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(31,454)	—	(31,454)
12/3/18	USD	18,394,584	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(33,305)	—	(33,305)
1/4/19	USD	2,199,471	(Long)	Goldman Sachs International	BCOMHGTR (floating rate)	3 month T-Bill + 0.11%	(4,055)	—	(4,055)
1/4/19	USD	10,992,479	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(19,598)	—	(19,598)
1/4/19	USD	14,837,900	(Long)	Goldman Sachs International	BCOMCLTR (floating rate)	3 month T-Bill + 0.08%	(27,096)	—	(27,096)
2/14/19	USD	4,235,348	(Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	(7,520)	—	(7,520)
2/14/19	USD	29,617,956	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(53,361)	—	(53,361)
2/21/19	USD	28,578,777	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(51,233)	—	(51,233)
3/20/19	USD	7,040,445	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(12,552)	—	(12,552)
3/22/19	USD	20,534,312	(Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.14%	(37,360)	—	(37,360)
3/22/19	USD	21,512,137	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(38,949)	—	(38,949)
3/22/19	USD	21,512,137	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(38,565)	—	(38,565)

9

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements – continued

Maturity Date	Notional Amount			Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives – continued
Total Return Swap Agreements – continued
4/30/19	USD	8,938,947	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(16,025)	$—	$(16,025)
4/30/19	USD	11,888,027	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(21,195)	—	(21,195)
4/30/19	USD	13,832,681	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(25,150)	—	(25,150)
5/10/19	USD	59,156,101	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(107,556)	—	(107,556)
5/31/19	USD	4,795,337	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 013%	(8,718)	—	(8,718)
5/31/19	USD	7,438,262	(Long)	JPMorgan Chase Bank N.A.	BCOMNGTR (floating rate)	3 month T-Bill + 0.08%	(8,874)	—	(8,874)
5/31/19	USD	8,310,206	(Long)	JPMorgan Chase Bank N.A.	BCOMALTR (floating rate)	3 month T-Bill + 0.09%	(14,864)	—	(14,864)
6/17/19	USD	3,785,023	(Long)	JPMorgan Chase Bank N.A.	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(6,697)	—	(6,697)
6/17/19	USD	7,524,454	(Long)	JPMorgan Chase Bank N.A.	BCOMNGTR (floating rate)	3 month T-Bill + 0.08%	(8,977)	—	(8,977)
7/12/19	USD	6,696,230	(Long)	Morgan Stanley Capital Services, Inc.	BCOMSMT (floating rate)	3 month T-Bill + 0.30%	(12,456)	—	(12,456)
7/12/19	USD	11,109,505	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(138,524)	—	(138,524)
7/26/19	USD	12,913,710	(Long)	Merrill Lynch International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(24,807)	—	(24,807)
8/21/19	USD	9,970,792	(Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.12%	(11,881)	—	(11,881)
8/21/19	USD	11,990,773	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(14,187)	—	(14,187)
8/21/19	USD	31,910,824	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(38,213)	—	(38,213)
8/21/19	USD	59,824,751	(Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(70,388)	—	(70,388)
8/21/19	USD	69,795,543	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(81,955)	—	(81,955)

							$(1,055,712)	$—	$(1,055,712)

At July 31, 2018, the fund had cash collateral of $10,795,370 and liquid securities with an aggregate value of $57,695,256 to cover any commitments for certain derivative contracts. All or a portion of swap contracts are held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.

The following abbreviations are used in this report and are defined:

BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It reflects on fully collateralized futures positions. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.

10

Portfolio of Investments (unaudited) – continued

BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on gold. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMPLTR	Bloomberg Platinum Subindex Total Return, this index is composed of futures contracts on platinum. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMZSTR	Bloomberg Zinc Subindex Total Return, the index is composed of futures contracts on zinc. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

7/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Principles of Consolidation – The fund gains exposure to the commodities markets by primarily investing the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, the Subsidiary gains exposure to the commodities market by investing primarily in commodity-linked futures, options, and swaps, instead of commodity linked-notes.

The fund may also gain exposure to the commodities markets by investing the fund’s assets directly in commodity-linked notes. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of July 31, 2018, the Subsidiary’s net assets were $118,962,872, which represented 19.5% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

12

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$134,225,487	$—	$134,225,487
Non-U.S. Sovereign Debt	—	15,414,641	—	15,414,641
Municipal Bonds	—	2,573,032	—	2,573,032
U.S. Corporate Bonds	—	95,212,536	—	95,212,536
Residential Mortgage-Backed Securities	—	10,006,672	—	10,006,672
Commercial Mortgage-Backed Securities	—	15,817,135	—	15,817,135
Asset-Backed Securities (including CDOs)	—	98,656,787	—	98,656,787
Foreign Bonds	—	84,984,405	—	84,984,405
Short Term Securities	—	58,011,590	—	58,011,590
Mutual Funds	90,944,723	—	—	90,944,723
Total	$90,944,723	$514,902,285	$—	$605,847,008

Other Financial Instruments
Futures Contracts – Liabilities	$(200,000)	$—	$—	$(200,000)
Swap Agreements – Assets	—	77,041	—	77,041
Swap Agreements – Liabilities	—	(1,055,712)	—	(1,055,712)

For further information regarding security characteristics, see the Portfolio of Investments.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Amounts paid or received at the inception of uncleared swap agreements are presented parenthetically as premiums paid or received and reflected in the value of the uncleared swap in the Statement of Assets and Liabilities. Those premiums are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The value of the uncleared swap agreements, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities as “Uncleared swaps, at value”. The daily change in the value of uncleared swaps, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. For cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities and reflected in unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

13

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		80,553,666	269,640,550	(259,240,398)	90,953,818

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,349)	$(417)	$—	$1,007,878	$90,944,723

14

Quarterly Report
July 31, 2018
MFS®  Global Alternative
Strategy Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 66.6%
Aerospace – 1.4%
Boeing Co. (f)	2,849	$ 1,015,099
CACI International, Inc., “A” (a)	1,107	193,946
Curtiss-Wright Corp.	695	92,456
FLIR Systems, Inc.	1,674	98,096
Harris Corp.	2,224	366,849
Honeywell International, Inc.	401	64,020
L3 Technologies, Inc.	497	106,577
Leidos Holdings, Inc.	890	60,894
Lockheed Martin Corp.	1,106	360,667
Malaysia Airports Holdings Berhad	17,100	38,911
ManTech International Corp., “A”	1,455	87,082
Northrop Grumman Corp.	128	38,463
Rolls-Royce Holdings PLC	31,815	413,829
Saab AB, “B”	2,571	118,565
United Technologies Corp.	350	47,509
		$ 3,102,963
Airlines – 0.3%
Aena S.A.	284	$ 51,608
Alaska Air Group, Inc.	528	33,174
Delta Air Lines, Inc.	8,698	473,345
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	12,446	75,707
		$ 633,834
Alcoholic Beverages – 1.4%
AmBev S.A., ADR	8,373	$ 43,037
China Resources Beer Holdings Co. Ltd.	52,000	233,863
Constellation Brands, Inc., “A”	2,693	566,150
Diageo PLC	8,891	326,990
Heineken N.V.	4,732	478,857
Molson Coors Brewing Co.	7,571	507,257
Pernod Ricard S.A.	6,259	1,009,651
		$ 3,165,805
Apparel Manufacturers – 0.7%
Compagnie Financiere Richemont S.A.	2,264	$ 198,927
Hanesbrands, Inc.	3,929	87,460
LVMH Moet Hennessy Louis Vuitton SE	3,103	1,084,375
NIKE, Inc., “B”	727	55,914
PVH Corp.	437	67,088
		$ 1,493,764
Automotive – 0.5%
Adient PLC	857	$ 40,819
General Motors Co.	5,694	215,859
Harley-Davidson, Inc.	1,067	45,764
Hella KGaA Hueck & Co.	858	50,516
KAR Auction Services, Inc.	1,790	106,415
Koito Manufacturing Co. Ltd.	1,500	96,186
NGK Spark Plug Co. Ltd	3,800	109,091
Stoneridge, Inc. (a)	1,981	67,354
Tofas Turk Otomobil Fabriikasi A.S.	8,361	39,042
USS Co. Ltd.	12,100	228,982
WABCO Holdings, Inc. (a)	1,923	241,683
		$ 1,241,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – 0.6%
Aimmune Therapeutics, Inc. (a)	1,070	$ 30,945
Alder Biopharmaceuticals, Inc. (a)	2,661	50,426
Amgen, Inc.	1,214	238,612
Amicus Therapeutics, Inc. (a)	2,818	41,002
Biogen, Inc. (a)	981	328,017
Bio-Techne Corp.	513	82,408
Celgene Corp. (a)	793	71,441
Exact Sciences Corp. (a)	607	35,479
Gilead Sciences, Inc.	1,131	88,026
Immunomedics, Inc. (a)	2,011	48,123
Loxo Oncology, Inc. (a)	126	21,116
Morphosys AG, ADR (a)	1,387	45,341
Neurocrine Biosciences, Inc. (a)	345	34,669
Regeneron Pharmaceuticals, Inc. (a)	308	113,347
Spark Therapeutics, Inc. (a)	453	34,754
Tesaro, Inc. (a)	280	9,752
Tricida, Inc. (a)	723	17,099
Vertex Pharmaceuticals, Inc. (a)	1,011	176,976
		$ 1,467,533
Broadcasting – 0.6%
Interpublic Group of Companies, Inc.	2,739	$ 61,764
Netflix, Inc. (a)	2,915	983,667
WPP Group PLC	21,334	333,783
		$ 1,379,214
Brokerage & Asset Managers – 1.4%
Apollo Global Management LLC, “A”	6,637	$ 235,613
BlackRock, Inc.	685	344,391
Blackstone Group LP	1,005	35,095
Charles Schwab Corp.	2,116	108,043
Computershare Ltd.	12,853	173,699
Daiwa Securities Group, Inc.	17,900	104,184
E*TRADE Financial Corp. (a)	2,566	153,472
Hamilton Lane, Inc.,“A”	914	44,759
IG Group Holdings PLC	12,075	145,890
Intercontinental Exchange, Inc.	3,718	274,797
Invesco Ltd.	3,351	90,443
NASDAQ, Inc.	10,382	948,915
Raymond James Financial, Inc.	850	77,852
Schroders PLC	3,014	123,151
TD Ameritrade Holding Corp.	2,098	119,901
TMX Group Ltd.	3,734	240,140
WisdomTree Investments, Inc.	6,261	54,721
		$ 3,275,066
Business Services – 3.8%
Accenture PLC, “A” (f)(s)	9,413	$ 1,499,773
Amdocs Ltd.	1,273	86,029
Ashtead Group PLC	6,190	190,199
Brenntag AG	551	33,040
Bunzl PLC	5,156	153,284
Cerved Information Solutions S.p.A.	5,643	64,865
Cognizant Technology Solutions Corp., “A”	2,033	165,690
Compass Group PLC	18,545	399,075
CoStar Group, Inc. (a)	72	29,941
Doshisha Co. Ltd.	4,600	103,589
DXC Technology Co.	14,434	1,223,137
Equifax, Inc.	2,183	273,966

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
EVO Payments, Inc., “A” (a)	4,599	$ 97,269
Fidelity National Information Services, Inc.	1,372	141,494
First Data Corp. (a)	3,332	77,502
Fiserv, Inc. (a)	12,224	922,668
FleetCor Technologies, Inc. (a)	820	177,940
Forrester Research, Inc.	881	40,746
Global Payments, Inc.	5,140	578,610
Intertek Group PLC	2,701	208,458
Meitec Corp.	2,600	128,820
Nomura Research Institute Ltd.	4,100	196,539
PRA Group, Inc. (a)	1,082	42,414
Rightmove PLC	2,673	170,896
SGS S.A.	101	263,784
Sodexo	1,441	159,539
TransUnion	2,288	165,651
Travelport Worldwide Ltd.	6,435	121,622
Verisk Analytics, Inc., “A” (a)	3,729	412,502
WNS (Holdings) Ltd., ADR (a)	1,648	80,192
Worldpay, Inc. (a)	3,221	264,734
Zendesk, Inc. (a)	1,136	61,878
		$ 8,535,846
Cable TV – 0.3%
Altice USA, Inc.	2,164	$ 37,069
Comcast Corp., “A”	17,118	612,482
		$ 649,551
Chemicals – 1.0%
3M Co.	1,306	$ 277,290
Celanese Corp.	836	98,740
DowDuPont, Inc.	829	57,010
Eastman Chemical Co.	835	86,523
Givaudan S.A.	197	462,184
Ingevity Corp. (a)	766	76,347
LyondellBasell Industries N.V., “A”	5,318	589,181
Orica Ltd.	5,700	74,448
PPG Industries, Inc.	4,889	541,017
		$ 2,262,740
Computer Software – 3.6%
8x8, Inc. (a)	4,163	$ 83,052
Adobe Systems, Inc. (a)(f)	6,695	1,638,133
ANSYS, Inc. (a)	1,981	334,551
Autodesk, Inc. (a)	1,725	221,559
Cadence Design Systems, Inc. (a)	16,669	734,936
Check Point Software Technologies Ltd. (a)	1,109	124,951
Citrix Systems, Inc. (a)	568	62,463
Dassault Systemes S.A.	2,813	420,383
EMIS Group PLC	6,918	82,812
Everbridge, Inc. (a)	1,159	52,132
Microsoft Corp. (f)	14,848	1,575,076
OBIC Co. Ltd.	6,100	522,631
Okta, Inc. (a)	584	28,996
Oracle Corp.	8,159	389,021
Paylocity Holding Corp. (a)	918	53,244
PTC, Inc. (a)	1,717	157,809
RingCentral, Inc. (a)	604	44,545
Sabre Corp.	3,730	91,833
Salesforce.com, Inc. (a)	3,163	433,805

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
SAP SE	6,557	$ 765,593
Talend S.A., ADR (a)	1,056	62,462
Twilio, Inc., “A” (a)	640	37,050
Ultimate Software Group, Inc. (a)	136	37,657
VeriSign, Inc. (a)	1,328	192,865
		$ 8,147,559
Computer Software - Systems – 2.4%
Amadeus IT Group S.A.	18,145	$ 1,548,903
Apple, Inc. (s)	2,972	565,542
Box, Inc. (a)	2,477	59,349
Constellation Software, Inc.	36	26,098
Endava PLC, ADR (a)	1,614	38,591
EPAM Systems, Inc. (a)	623	81,121
Five9, Inc. (a)	1,373	43,799
ForeScout Tech, Inc. (a)	1,699	57,698
Hewlett Packard Enterprise	17,010	262,634
Hitachi Ltd.	6,000	41,780
International Business Machines Corp.	3,076	445,805
Kinaxis, Inc. (a)	192	12,956
Model N, Inc. (a)	1,947	36,311
NCR Corp. (a)	1,575	43,974
New Relic, Inc. (a)	300	29,310
NICE Systems Ltd., ADR (a)	1,570	171,758
Pluralsight, Inc., “A” (a)	1,488	34,536
Presidio, Inc. (a)	4,135	57,725
Proofpoint, Inc. (a)	408	46,532
Q2 Holdings, Inc. (a)	1,101	65,124
Rapid7, Inc. (a)	2,124	59,068
RealPage, Inc (a)	682	37,578
ServiceNow, Inc. (a)	1,497	263,412
SS&C Technologies Holdings, Inc.	4,894	259,724
Tech Data Corp. (a)	3,904	325,633
Tenable Holdings, Inc. (a)	973	29,093
Venture Corp. Ltd.	10,100	123,751
Verint Systems, Inc. (a)	2,280	102,372
Western Digital Corp.	8,158	572,284
Xerox Corp.	2,542	66,016
		$ 5,508,477
Conglomerates – 0.1%
DCC PLC	1,737	$ 160,733
Melrose Industries PLC	21,397	60,635
		$ 221,368
Construction – 1.7%
Armstrong World Industries, Inc. (a)	715	$ 48,548
Bellway PLC	2,815	107,778
Forterra PLC	30,056	117,561
Foundation Building Materials, Inc. (a)	3,848	55,757
Geberit AG	272	121,338
GMS, Inc. (a)	18,078	474,367
Lennox International, Inc.	321	69,683
Owens Corning	9,518	592,210
Pool Corp.	1,417	217,155
Pulte Homes, Inc.	6,319	180,028
Reliance Worldwide Corp.	22,631	100,041
Sherwin-Williams Co. (f)	1,772	780,974
Siteone Landscape Supply, Inc. (a)	2,641	235,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Stanley Black & Decker, Inc.	662	$ 98,949
Summit Materials, Inc., “A” (a)	3,546	89,005
Techtronic Industries Co. Ltd.	13,500	75,162
Toll Brothers, Inc.	2,437	85,929
Toto Ltd.	2,100	97,849
Vulcan Materials Co.	3,318	371,616
		$ 3,919,422
Consumer Products – 2.0%
Colgate-Palmolive Co. (s)	9,023	$ 604,631
Coty, Inc., “A”	3,590	48,142
e.l.f. Beauty, Inc. (a)	3,198	46,179
Estee Lauder Cos., Inc., “A”	1,320	178,121
Kao Corp.	5,800	422,078
Kobayashi Pharmaceutical Co. Ltd.	15,500	1,290,569
L’Oréal S.A.	3,334	816,759
Newell Brands, Inc.	2,697	70,634
Reckitt Benckiser Group PLC	9,839	877,777
Sensient Technologies Corp.	1,005	69,707
		$ 4,424,597
Consumer Services – 0.8%
51job, Inc., ADR (a)	394	$ 36,157
Asante, Inc.	5,200	104,498
Bookings Holdings, Inc. (a)(s)	370	750,627
Bright Horizons Family Solutions, Inc. (a)	5,397	577,425
Ctrip.com International Ltd., ADR (a)	748	30,780
Kroton Educacional S.A.	31,162	91,367
MakeMyTrip Ltd. (a)	2,992	97,988
Planet Fitness, Inc. (a)	1,321	62,774
ServiceMaster Global Holdings, Inc. (a)	688	39,209
		$ 1,790,825
Containers – 0.3%
Berry Global Group, Inc. (a)	6,489	$ 316,988
Brambles Ltd.	12,588	92,400
Fuji Seal International, Inc.	3,600	134,741
Graphic Packaging Holding Co.	10,104	146,811
Sealed Air Corp.	1,129	49,755
		$ 740,695
Electrical Equipment – 2.2%
AMETEK, Inc.	5,555	$ 432,179
Amphenol Corp., “A”	4,129	386,103
AZZ, Inc.	828	44,878
CTS Corp.	1,888	65,891
HD Supply Holdings, Inc. (a)	4,730	208,025
IMI PLC	11,998	195,590
Johnson Controls International PLC	10,201	382,639
Legrand S.A.	964	70,837
Littlefuse, Inc.	1,200	260,184
Mettler-Toledo International, Inc. (a)	1,024	606,730
MSC Industrial Direct Co., Inc., “A”	5,259	445,069
Rockwell Automation, Inc.	1,584	297,095
Schneider Electric S.A.	8,408	676,828
Sensata Technologies Holding PLC (a)	1,580	85,904
Spectris PLC	4,838	147,005
TE Connectivity Ltd.	917	85,804
TriMas Corp. (a)	2,656	78,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
WESCO International, Inc. (a)	6,987	$ 426,207
		$ 4,895,586
Electronics – 2.5%
Analog Devices, Inc.	5,247	$ 504,447
Broadcom, Inc.	1,013	224,653
Brooks Automation, Inc.	2,256	68,988
Halma PLC	41,534	767,032
Inphi Corp. (a)	1,869	58,761
Integrated Device Technology, Inc. (a)	870	29,954
Intel Corp.	6,429	309,235
Keysight Technologies, Inc. (a)	1,233	71,514
MACOM Technology Solutions Holdings, Inc. (a)	1,128	23,496
Marvell Technology Group Ltd.	20,673	440,542
Maxim Integrated Products, Inc.	1,218	74,468
Mellanox Technologies Ltd. (a)	506	39,721
Monolithic Power Systems, Inc.	2,140	283,935
nLight, Inc. (a)	819	25,004
NVIDIA Corp.	1,870	457,888
OSI Systems, Inc. (a)	930	74,177
Plexus Corp. (a)	1,107	65,778
Samsung Electronics Co. Ltd.	652	26,957
Silicon Laboratories, Inc. (a)	743	70,771
Silicon Motion Technology Corp., ADR	3,200	170,784
Stanley Electric Co. Ltd.	3,000	105,040
Taiwan Semiconductor Manufacturing Co. Ltd.	14,654	117,753
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,846	1,106,324
Texas Instruments, Inc.	4,254	473,555
		$ 5,590,777
Energy - Independent – 1.4%
Anadarko Petroleum Corp.	4,009	$ 293,258
Andeavor	692	103,841
Cabot Oil & Gas Corp.	2,711	63,708
Cairn Energy PLC (a)	16,045	51,428
Caltex Australia Ltd.	2,708	65,508
Concho Resources, Inc. (a)	255	37,192
Energen Corp. (a)	1,782	132,189
EOG Resources, Inc.	424	54,671
EQT Corp.	1,301	64,634
Hess Corp.	1,255	82,366
Marathon Petroleum Corp.	7,145	577,530
Oil Search Ltd.	8,271	55,182
Parsley Energy, Inc., “A” (a)	2,102	66,066
PDC Energy, Inc. (a)	789	49,691
Phillips 66	7,265	896,065
Pioneer Natural Resources Co.	427	80,818
TORC Oil & Gas Ltd.	15,112	88,405
Valero Energy Corp.	4,228	500,384
		$ 3,262,936
Energy - Integrated – 0.3%
BP PLC	18,266	$ 137,449
BP PLC, ADR	1,072	48,336
Eni S.p.A.	4,457	85,807
Exxon Mobil Corp.	3,470	282,840
Galp Energia SGPS S.A.	3,149	64,771
		$ 619,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.1%
Construction Partners, Inc., “A” (a)	2,820	$ 34,517
KBR, Inc.	7,043	140,719
Team, Inc. (a)	1,623	35,381
		$ 210,617
Entertainment – 0.1%
IMAX Corp. (a)	2,004	$ 44,288
Live Nation, Inc. (a)	1,341	66,085
Merlin Entertainments PLC	24,702	127,680
Parques Reunidos Servicios Centrales S.A.U.	2,156	32,724
Six Flags Entertainment Corp.	271	17,602
		$ 288,379
Food & Beverages – 2.5%
Archer Daniels Midland Co.	1,497	$ 72,245
Beazley PLC	52,248	384,723
Britvic PLC	9,574	101,033
Cal-Maine Foods, Inc. (a)	938	42,210
Coca-Cola European Partners PLC	1,559	64,293
Danone S.A.	11,636	914,497
General Mills, Inc.	8,609	396,531
Hostess Brands, Inc. (a)	4,317	60,481
J.M. Smucker Co.	1,363	151,457
Marine Harvest A.S.A.	7,716	168,715
Mondelez International, Inc.	867	37,610
Monster Worldwide, Inc. (a)	2,028	121,721
Nestle S.A.	19,075	1,554,666
Nestle S.A., ADR	4,438	361,741
PepsiCo, Inc.	457	52,555
Pinnacle Foods, Inc.	820	54,464
Post Holdings, Inc. (a)	301	26,055
S Foods, Inc.	3,000	117,650
Sanderson Farms, Inc.	700	70,581
Tate & Lyle PLC	8,818	72,222
TreeHouse Foods, Inc. (a)	1,272	60,407
Tyson Foods, Inc., “A”	14,901	859,043
		$ 5,744,900
Food & Drug Stores – 0.1%
Kroger Co.	1,492	$ 43,268
Sundrug Co. Ltd.	1,900	75,956
Tesco PLC	20,961	71,615
		$ 190,839
Forest & Paper Products – 0.1%
Fibria Celulose S.A., ADR	3,440	$ 67,631
Trex Co., Inc. (a)	618	48,043
		$ 115,674
Furniture & Appliances – 0.0%
Whirlpool Corp.	443	$ 58,077
Gaming & Lodging – 1.0%
Hilton Worldwide Holdings, Inc.	1,177	$ 92,583
Marriott International, Inc., “A”	7,173	916,996
MGM Mirage	2,940	92,228
Paddy Power Betfair PLC	3,031	329,804
Royal Caribbean Cruises Ltd.	3,846	433,675
Vail Resorts, Inc.	777	215,128

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Wynn Resorts Ltd.	1,373	$ 228,989
		$ 2,309,403
General Merchandise – 0.2%
B&M European Value Retail S.A.	14,775	$ 80,035
Dollar Tree, Inc. (a)	1,511	137,924
Dollarama, Inc.	3,030	109,474
Target Corp.	1,335	107,708
		$ 435,141
Health Maintenance Organizations – 0.5%
Cigna Corp.	189	$ 33,910
Humana Inc.	1,838	577,463
UnitedHealth Group, Inc.	1,997	505,680
WellCare Health Plans, Inc. (a)	378	101,085
		$ 1,218,138
Insurance – 2.3%
AIA Group Ltd.	89,400	$ 780,209
Allstate Corp.	1,181	112,337
Aon PLC	4,270	612,958
Arthur J. Gallagher & Co.	994	70,922
Aspen Insurance Holdings Ltd.	1,106	44,738
Assurant, Inc.	698	76,989
Athene Holding Ltd. (a)	1,328	60,915
Brighthouse Financial, Inc. (a)	282	12,247
Chubb Ltd.	276	38,563
Everest Re Group Ltd.	540	117,909
Fairfax Financial Holdings Ltd.	590	333,359
Hanover Insurance Group, Inc.	937	117,518
Hartford Financial Services Group, Inc.	2,228	117,416
Hiscox Ltd.	6,290	131,930
Jardine Lloyd Thompson Group PLC	7,847	145,224
Lincoln National Corp.	681	46,376
MetLife, Inc.	12,614	576,964
Progressive Corp.	1,356	81,374
Prudential Financial, Inc.	6,371	642,898
Safety Insurance Group, Inc.	418	38,289
Sony Financial Holdings, Inc.	6,000	115,047
Swiss Re Ltd.	567	51,984
Third Point Reinsurance Ltd. (a)	2,508	31,601
Travelers Cos., Inc.	3,273	425,948
Unum Group	9,908	393,645
Zurich Insurance Group AG	269	82,780
		$ 5,260,140
Internet – 2.2%
Alphabet, Inc., “A” (a)(f)	705	$ 865,190
Alphabet, Inc., “C” (a)(f)	636	774,178
Baidu, Inc., ADR (a)	3,479	859,939
Facebook, Inc., “A” (a)(f)	11,216	1,935,657
LogMeIn, Inc.	2,398	194,358
MINDBODY, Inc., “A” (a)	1,807	67,492
Naver Corp.	513	328,349
Scout24 AG	640	33,303
		$ 5,058,466

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.5%
Brunswick Corp.	1,854	$ 119,212
Electronic Arts, Inc. (a)	7,233	931,249
		$ 1,050,461
Machinery & Tools – 3.1%
AGCO Corp.	7,818	$ 492,690
Allison Transmission Holdings, Inc.	4,906	230,582
Caterpillar, Inc.	3,656	525,733
Cummins, Inc.	2,002	285,906
Daikin Industries Ltd.	1,100	131,038
Eaton Corp. PLC	10,291	855,902
Flowserve Corp.	366	16,225
Gardner Denver Holdings, Inc. (a)	3,477	99,477
Gates Industrial Corp. PLC (a)	6,835	106,421
GEA Group AG	12,869	502,615
Herman Miller, Inc.	1,343	50,833
Hoshizaki Corp.	500	50,351
ITT, Inc.	2,617	148,305
Kennametal, Inc.	2,055	80,063
Kubota Corp.	6,700	112,021
Lincoln Electric Holdings, Inc.	486	45,655
Nordson Corp.	1,079	144,705
Regal Beloit Corp.	8,445	725,848
Ritchie Bros. Auctioneers, Inc.	3,221	107,163
Ritchie Bros. Auctioneers, Inc.	11,197	372,444
Roper Technologies, Inc.	1,995	602,291
Schindler Holding AG	380	88,576
Spirax-Sarco Engineering PLC	5,782	527,067
SPX FLOW, Inc. (a)	8,515	404,633
United Rentals, Inc. (a)	1,644	244,627
		$ 6,951,171
Major Banks – 1.5%
Bank of America Corp. (f)	33,989	$ 1,049,580
Barclays PLC	39,324	100,112
BNP Paribas	2,055	133,776
Comerica, Inc.	1,027	99,558
Huntington Bancshares, Inc.	6,839	105,594
JPMorgan Chase & Co. (f)(s)	10,733	1,233,758
KeyCorp	5,631	117,519
Mitsubishi UFJ Financial Group, Inc.	21,900	135,025
Morgan Stanley	270	13,651
PNC Financial Services Group, Inc.	410	59,380
Svenska Handelsbanken AB	16,182	199,953
UBS Group AG	10,085	166,174
		$ 3,414,080
Medical & Health Technology & Services – 1.2%
AmerisourceBergen Corp.	638	$ 52,207
Capital Senior Living Corp. (a)	2,324	23,217
Charles River Laboratories International, Inc. (a)	858	106,649
Express Scripts Holding Co. (a)	4,626	367,582
HCA Healthcare, Inc.	1,707	212,061
Henry Schein, Inc. (a)	1,382	109,745
HMS Holdings Corp. (a)	2,139	51,186
Hogy Medical Co. Ltd.	3,700	128,060
ICON PLC (a)	1,106	153,911
McKesson Corp.	7,381	927,054
Medidata Solutions, Inc. (a)	1,129	83,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Miraca Holdings, Inc.	2,600	$ 75,339
Premier, Inc., “A” (a)	5,311	198,631
Quest Diagnostics, Inc.	644	69,372
Sonic Healthcare Ltd.	2,334	45,224
Syneos Health, Inc. (a)	1,539	75,834
Teladoc, Inc. (a)	888	53,147
Universal Health Services, Inc.	554	67,643
		$ 2,800,758
Medical Equipment – 2.5%
Ansell Ltd.	4,752	$ 101,714
Baxter International, Inc.	1,257	91,070
Cooper Cos., Inc.	637	165,938
Danaher Corp.	6,803	697,852
Dentsply Sirona, Inc.	734	35,313
DexCom, Inc. (a)	308	29,300
Edwards Lifesciences Corp. (a)	1,039	148,006
Essilor International S.A.	4,060	599,142
Inspire Medical Systems, Inc. (a)	452	20,250
iRhythm Technologies, Inc. (a)	431	32,562
Masimo Corp. (a)	813	80,828
Medtronic PLC	7,630	688,455
Merit Medical Systems, Inc. (a)	1,094	59,404
Mesa Laboratories, Inc.	190	38,424
Nevro Corp. (a)	643	36,175
Nihon Kohden Corp.	2,800	75,374
NuVasive, Inc. (a)	908	52,709
OptiNose, Inc. (a)	2,110	42,939
PerkinElmer, Inc.	6,612	523,538
QIAGEN N.V. (a)	6,378	231,127
Quidel Corp. (a)	1,187	80,550
Senseonics Holdings, Inc. (a)	4,771	17,557
Steris PLC	4,270	488,787
Stryker Corp.	1,396	227,897
Tactile Systems Technology, Inc. (a)	579	27,833
Terumo Corp.	2,000	109,645
Thermo Fisher Scientific, Inc.	3,313	776,998
West Pharmaceutical Services, Inc.	682	74,781
Zimmer Biomet Holdings, Inc.	761	95,521
		$ 5,649,689
Metals & Mining – 0.1%
Rio Tinto PLC	2,002	$ 110,273
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	12,000	$ 56,873
Italgas SpA	20,383	117,291
New Jersey Resources Corp.	1,740	80,475
NiSource, Inc.	1,920	50,266
Sempra Energy	771	89,120
South Jersey Industries, Inc.	3,557	120,689
		$ 514,714
Natural Gas - Pipeline – 0.4%
APA Group	6,747	$ 48,373
Cheniere Energy, Inc. (a)	515	32,703
Enbridge, Inc.	1,743	61,903
Enterprise Products Partners LP	14,705	426,445
EQT Midstream Partners LP	4,780	244,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – continued
Plains GP Holdings LP	3,139	$ 76,246
		$ 890,358
Network & Telecom – 0.3%
Cisco Systems, Inc.	7,958	$ 336,544
Interxion Holding N.V. (a)	1,198	77,726
LM Ericsson Telephone Co., “B”	6,905	54,091
Motorola Solutions, Inc.	506	61,378
Switch, Inc.	4,613	60,061
VTech Holdings Ltd.	8,400	93,963
		$ 683,763
Oil Services – 0.4%
Apergy Corp. (a)	579	$ 23,739
Forum Energy Technologies, Inc. (a)	3,808	50,075
Frank's International N.V.	13,389	112,869
Liberty Oilfield Services, Inc.	5,856	114,778
NOW, Inc. (a)	6,919	103,439
Oil States International, Inc. (a)	1,281	44,707
Patterson-UTI Energy, Inc.	7,165	123,238
Schlumberger Ltd.	4,487	302,962
		$ 875,807
Other Banks & Diversified Financials – 3.8%
Aeon Financial Service Co. Ltd.	3,700	$ 76,207
AIB Group PLC	12,581	72,087
Air Lease Corp.	1,032	45,367
Bank of Hawaii Corp.	659	53,043
Bank OZK	1,571	64,254
Berkshire Hills Bancorp, Inc.	1,686	68,452
Brookline Bancorp, Inc.	3,801	69,178
Cathay General Bancorp, Inc.	1,798	74,779
Chiba Bank Ltd.	21,700	154,480
Citigroup, Inc. (f)	12,883	926,159
Citizens Financial Group, Inc.	1,966	78,207
Credicorp Ltd.	1,300	297,401
Discover Financial Services	11,462	818,501
Element Fleet Management Corp.	15,762	75,851
Erste Group Bank AG	2,377	102,732
Fifth Third Bancorp	2,797	82,763
First Hawaiian, Inc.	3,200	90,432
First Interstate BancSystem, Inc.	1,954	84,315
First Republic Bank	962	95,103
Glacier Bancorp, Inc.	1,422	60,719
Grupo Financiero Banorte S.A. de C.V.	50,022	348,801
Hanmi Financial Corp.	2,128	53,306
HDFC Bank Ltd.	2,659	84,496
HDFC Bank Ltd., ADR	4,363	450,872
Intesa Sanpaolo S.p.A	39,109	120,458
Julius Baer Group Ltd.	6,349	349,078
Jyske Bank	2,522	142,751
KBC Group N.V.	1,328	102,119
Lakeland Financial Corp.	1,598	77,487
Legacytextas Financial Group, Inc.	3,078	134,909
M&T Bank Corp.	422	73,154
Mastercard, Inc., “A”	851	168,498
Metropolitan Bank & Trust Co.	68,900	95,621
Northern Trust Corp.	1,056	115,336
Preferred Bank	298	18,548

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Prosperity Bancshares, Inc.	1,355	$ 95,053
Public Bank Berhad	16,000	94,701
Sandy Spring Bancorp, Inc.	1,702	66,565
Signature Bank	873	95,777
SunTrust Banks, Inc.	1,532	110,411
Synchrony Financial	11,833	342,447
TCF Financial Corp.	2,819	70,785
Textainer Group Holdings Ltd. (a)	2,312	36,761
U.S. Bancorp	10,040	532,220
UMB Financial Corp.	1,362	97,914
Visa, Inc., “A” (f)	7,417	1,014,201
Wintrust Financial Corp.	2,956	259,330
		$ 8,541,629
Pharmaceuticals – 2.7%
Aquestive Therapeutics, Inc. (a)	1,081	$ 16,258
Aratana Therapeutics, Inc. (a)	4,997	22,661
Bayer AG	7,486	833,883
Bristol-Myers Squibb Co.	7,082	416,068
Collegium Pharmaceutical, Inc. (a)	1,981	38,174
Eli Lilly & Co.	10,216	1,009,443
Forty Seven, Inc. (a)	1,168	19,015
Genomma Lab Internacional S.A., “B” (a)	110,808	88,407
Johnson & Johnson	8,995	1,192,017
Merck & Co., Inc.	3,483	229,425
Mylan N.V. (a)	1,494	55,741
Novartis AG	4,616	388,058
Novo Nordisk A.S., “B”	3,150	157,264
PetIQ, Inc. (a)	2,094	57,376
Pfizer, Inc.	13,501	539,095
Roche Holding AG	3,034	744,749
Santen Pharmaceutical Co. Ltd.	17,200	286,885
Zoetis, Inc.	491	42,462
		$ 6,136,981
Pollution Control – 0.1%
Advanced Disposal Services, Inc. (a)	2,235	$ 54,981
Clean Harbors, Inc. (a)	3,338	190,032
Evoqua Water Technologies LLC (a)	3,343	71,340
		$ 316,353
Precious Metals & Minerals – 0.0%
Agnico-Eagle Mines Ltd.	1,809	$ 75,761
Printing & Publishing – 0.3%
Moody's Corp.	2,422	$ 414,453
Multi-Color Corp.	841	55,800
RELX N.V.	4,222	91,803
		$ 562,056
Railroad & Shipping – 0.5%
Canadian National Railway Co.	6,388	$ 569,490
Canadian Pacific Railway Ltd.	157	31,139
Kansas City Southern Co.	841	97,783
StealthGas, Inc. (a)	6,202	22,948
Union Pacific Corp.	3,028	453,867
		$ 1,175,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.8%
Annaly Mortgage Management, Inc., REIT	2,734	$ 29,308
Ascendas Real Estate Investment Trust, REIT	57,400	115,951
Big Yellow Group PLC, REIT	3,301	41,226
Brixmor Property Group Inc., REIT	6,809	120,451
Concentradora Fibra Danhos S.A. de C.V., REIT	63,261	104,033
Corporate Office Properties Trust, REIT	1,924	57,220
CubeSmart, REIT	13,267	402,786
Deutsche Wohnen SE	7,315	356,351
EPR Properties, REIT	6,687	444,619
Extra Space Storage, Inc., REIT	11,648	1,094,563
Grand City Properties S.A.	4,355	113,156
Host Hotels & Resorts, Inc., REIT	24,925	521,930
LEG Immobilien AG	1,201	135,158
Life Storage, Inc., REIT	6,352	609,538
Medical Properties Trust, Inc., REIT	13,020	187,618
Mid-America Apartment Communities, Inc., REIT	693	69,841
Public Storage, Inc., REIT	175	38,120
Realogy Holdings Corp.	1,157	25,304
Select Income REIT	4,886	101,873
STAG Industrial, Inc., REIT	7,200	196,704
Store Capital Corp., REIT	31,036	851,938
Sun Communities, Inc., REIT	624	60,503
TAG Immobilien AG	27,667	626,019
W.P. Carey, Inc., REIT	855	55,900
Washington Prime Group, Inc., REIT	2,895	23,247
		$ 6,383,357
Restaurants – 0.5%
Aramark	4,805	$ 193,209
Dave & Buster's, Inc. (a)	991	48,707
Performance Food Group Co. (a)	3,507	125,726
Starbucks Corp.	890	46,627
U.S. Foods Holding Corp. (a)	3,770	127,464
Yum China Holdings, Inc.	16,036	578,579
		$ 1,120,312
Special Products & Services – 0.0%
Boyd Group Income Fund, EU	732	$ 66,298
Specialty Chemicals – 1.3%
Akzo Nobel N.V.	1,538	$ 142,258
Axalta Coating Systems Ltd. (a)	4,615	139,604
Croda International PLC	3,145	212,178
Elementis PLC	22,120	75,545
Ferro Corp. (a)	6,655	149,871
Ferroglobe PLC	6,334	51,622
Kansai Paint Co. Ltd.	4,100	94,089
Linde AG	3,482	859,531
Nitto Denko Corp.	800	57,824
RPM International, Inc.	3,416	219,888
Sika AG	3,913	556,826
Symrise AG	1,034	93,440
Univar, Inc. (a)	7,092	194,959
		$ 2,847,635
Specialty Stores – 2.1%
Amazon.com, Inc. (a)	1,325	$ 2,355,108
Best Buy Co., Inc.	6,387	479,217
BJ's Wholesale Club Holdings, Inc. (a)	2,503	62,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Costco Wholesale Corp.	211	$ 46,148
Dufry AG	364	48,195
Just Eat PLC (a)	11,183	116,398
L Brands, Inc.	1,308	41,424
Michaels Co., Inc. (a)	4,395	89,702
Nitori Co. Ltd.	1,000	150,830
O'Reilly Automotive, Inc. (a)	334	102,204
Ross Stores, Inc.	4,470	390,812
Ryohin Keikaku Co. Ltd.	400	128,248
TJX Cos., Inc.	495	48,144
Tractor Supply Co.	1,284	100,203
Urban Outfitters, Inc. (a)	13,035	578,754
Zumiez, Inc. (a)	2,653	60,090
		$ 4,797,526
Telecommunications - Wireless – 0.6%
Advanced Info Service PLC	8,700	$ 52,822
American Tower Corp., REIT	2,860	423,966
Cellnex Telecom S.A.U.	2,293	60,893
KDDI Corp.	13,800	384,201
SBA Communications Corp., REIT (a)	1,733	274,247
SoftBank Group Corp.	1,200	99,379
		$ 1,295,508
Telephone Services – 0.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	49,843	$ 52,785
Com Hem Holding AB	2,222	39,725
Verizon Communications, Inc.	2,531	130,701
		$ 223,211
Tobacco – 1.0%
British American Tobacco PLC	7,292	$ 402,082
Japan Tobacco, Inc.	3,500	99,414
Philip Morris International, Inc. (f)	19,472	1,680,434
Swedish Match AB	2,799	153,050
		$ 2,334,980
Trucking – 0.1%
DSV A.S.	1,989	$ 166,797
Yamato Holdings Co. Ltd.	1,900	54,936
		$ 221,733
Utilities - Electric Power – 2.1%
AES Corp.	16,418	$ 219,344
American Electric Power Co., Inc.	393	27,958
Avangrid, Inc.	7,675	384,211
Black Hills Corp.	2,115	126,837
CLP Holdings Ltd.	5,500	62,820
CMS Energy Corp.	2,169	104,849
DTE Energy Co.	743	80,645
Duke Energy Corp.	5,597	456,827
E.ON AG	6,274	70,753
Eversource Energy	1,194	72,500
Exelon Corp.	20,764	882,470
FirstEnergy Corp.	1,406	49,815
Iberdrola S.A.	10,531	81,891
NextEra Energy, Inc.	204	34,178
NRG Energy, Inc.	22,847	723,565
Pinnacle West Capital Corp.	858	69,009

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Portland General Electric Co.	2,667	$ 120,975
PPL Corp.	17,781	511,559
Public Service Enterprise Group, Inc.	1,722	88,786
Southern Co.	11,689	568,085
WEC Energy Group, Inc.	895	59,401
		$ 4,796,478
Total Common Stocks		$151,055,365
Bonds – 18.2%
Aerospace – 0.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$160,000	$ 152,555
L3 Technologies, Inc., 3.85%, 6/15/2023	238,000	236,911
		$ 389,466
Apparel Manufacturers – 0.2%
Coach, Inc., 4.125%, 7/15/2027	$412,000	$ 391,360
Automotive – 0.8%
Daimler Finance North America LLC, 3.35%, 5/04/2021 (n)	$434,000	$ 431,759
General Motors Co., 4.875%, 10/02/2023	1,000,000	1,024,092
General Motors Co., 5.15%, 4/01/2038	166,000	159,521
Lear Corp., 3.8%, 9/15/2027	281,000	264,130
		$ 1,879,502
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp., 3.2%, 1/25/2028	$564,000	$ 535,679
E*TRADE Financial Corp., 2.95%, 8/24/2022	236,000	228,506
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	353,000	339,019
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	777,000	776,827
		$ 1,880,031
Building – 0.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$418,000	$ 423,939
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	194,000	179,147
Masco Corp., 4.375%, 4/01/2026	302,000	300,085
		$ 903,171
Business Services – 0.3%
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	$369,000	$ 365,413
Fidelity National Information Services, Inc., 5%, 10/15/2025	263,000	278,283
		$ 643,696
Cable TV – 0.7%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$685,000	$ 741,705
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	90,000	82,849
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	400,000	397,821
Time Warner Cable, Inc., 4.5%, 9/15/2042	368,000	314,624
		$ 1,536,999
Chemicals – 0.4%
Dow Chemical Co., 8.55%, 5/15/2019	$325,000	$ 339,040
LyondellBasell Industries N.V., 5%, 4/15/2019	294,000	296,829
Sherwin-Williams Co., 2.25%, 5/15/2020	201,000	197,988
		$ 833,857
Computer Software – 0.3%
Microsoft Corp., 4.25%, 2/06/2047	$600,000	$ 636,990

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.5%
Apple, Inc., 3.35%, 2/09/2027	$600,000	$ 589,428
Apple, Inc., 4.25%, 2/09/2047	600,000	616,110
		$ 1,205,538
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$300,000	$ 297,989
Consumer Services – 0.9%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$200,000	$ 187,355
Priceline Group, Inc., 3.65%, 3/15/2025	319,000	313,617
Priceline Group, Inc., 3.6%, 6/01/2026	536,000	521,351
Visa, Inc., 2.75%, 9/15/2027	500,000	467,518
Visa, Inc., 4.15%, 12/14/2035	527,000	553,216
		$ 2,043,057
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$312,000	$ 290,812
Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$325,000	$ 326,121
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	$923,000	$ 953,284
Kraft Heinz Foods Co., 5%, 7/15/2035	157,000	155,868
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	700,000	700,930
		$ 1,810,082
Gaming & Lodging – 0.2%
Marriott International, Inc., 4%, 4/15/2028	$386,000	$ 378,843
Insurance – 0.1%
American International Group, Inc., 4.5%, 7/16/2044	$331,000	$ 316,225
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$615,000	$ 657,752
Insurance - Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$588,000	$ 575,548
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	281,000	280,013
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	691,902
		$ 1,547,463
Major Banks – 2.6%
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	$397,000	$ 389,574
Bank of America Corp., 3.366% to 1/23/2025, FLR to 1/23/2026	700,000	674,893
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028	1,030,000	968,641
JPMorgan Chase & Co., 4.25%, 10/15/2020	800,000	816,520
JPMorgan Chase & Co., 3.25%, 9/23/2022	650,000	645,493
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR to 1/29/2049	500,000	546,250
Morgan Stanley, 3.125%, 7/27/2026	686,000	640,151
Morgan Stanley, 3.95%, 4/23/2027	1,180,000	1,136,428
		$ 5,817,950
Medical & Health Technology & Services – 1.6%
Becton, Dickinson and Co., 3.125%, 11/08/2021	$201,000	$ 197,903
Becton, Dickinson and Co., 3.734%, 12/15/2024	73,000	71,568
Becton, Dickinson and Co., 4.685%, 12/15/2044	496,000	486,035
CVS Health Corp., 5.05%, 3/25/2048	192,000	198,969

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	$207,000	$ 202,260
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	355,382
Life Technologies Corp., 6%, 3/01/2020	325,000	337,972
Life Technologies Corp., 5%, 1/15/2021	532,000	547,254
Northwell Healthcare, Inc., 3.979%, 11/01/2046	39,000	35,347
Northwell Healthcare, Inc., 4.26%, 11/01/2047	310,000	293,768
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	391,204
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	585,000	567,560
		$ 3,685,222
Metals & Mining – 0.4%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$331,000	$ 326,826
Glencore Funding LLC, 4%, 4/16/2025 (n)	206,000	197,550
Southern Copper Corp., 5.25%, 11/08/2042	391,000	399,932
		$ 924,308
Midstream – 0.7%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$ 474,450
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	703,655
MPLX LP, 4.5%, 4/15/2038	182,000	172,894
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	329,263
		$ 1,680,262
Network & Telecom – 0.3%
AT&T, Inc., 5.65%, 2/15/2047	$611,000	$ 633,306
Oils – 0.9%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$663,000	$ 665,158
Marathon Petroleum Corp., 4.75%, 9/15/2044	373,000	365,190
Valero Energy Corp., 4.9%, 3/15/2045	879,000	909,385
		$ 1,939,733
Other Banks & Diversified Financials – 0.3%
Capital One Financial Corp., 2.5%, 5/12/2020	$401,000	$ 395,708
Citizens Bank N.A., 2.55%, 5/13/2021	407,000	396,150
		$ 791,858
Pharmaceuticals – 0.1%
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (n)	$200,000	$ 200,540
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$243,000	$ 242,013
Retailers – 0.1%
Dollar Tree, Inc., 4%, 5/15/2025	$193,000	$ 191,027
Specialty Chemicals – 0.5%
Ecolab, Inc., 2.25%, 1/12/2020	$700,000	$ 691,053
Ecolab, Inc., 4.35%, 12/08/2021	326,000	336,947
		$ 1,028,000
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$ 319,478
American Tower Corp., REIT, 5%, 2/15/2024	400,000	417,364
American Tower Corp., REIT, 4%, 6/01/2025	464,000	458,387
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	618,280
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	349,152
SBA Tower Trust, 2.898%, 10/15/2044 (n)	618,000	613,826

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 4.125%, 5/30/2025	$130,000	$ 130,013
		$ 2,906,500
Tobacco – 0.3%
Reynolds American, Inc., 8.125%, 6/23/2019	$266,000	$ 278,033
Reynolds American, Inc., 3.25%, 6/12/2020	357,000	356,896
		$ 634,929
Transportation - Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$578,000	$ 717,866
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	80,000	75,709
		$ 793,575
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$411,000	$ 440,203
Utilities - Electric Power – 0.6%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$506,000	$ 514,265
Exelon Corp., 3.497%, 6/01/2022	346,000	342,404
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	297,336
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	200,000	207,691
		$ 1,361,696
Total Bonds		$ 41,240,076
Preferred Stocks – 0.2%
Consumer Products – 0.2%
Henkel AG & Co. KGaA	2,861	$ 358,806
Specialty Chemicals – 0.0%
Fuchs Petrolub SE	2,277	$ 128,551
Total Preferred Stocks		$ 487,357
Investment Companies (h) – 12.9%
Money Market Funds – 12.9%
MFS Institutional Money Market Portfolio, 1.98% (v)	29,170,611	$ 29,167,694
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT	(114)	$ (12,635)

Other Assets, Less Liabilities – 2.1%		4,810,390
Net Assets – 100.0%		$226,748,247
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $29,167,694 and $192,782,798, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,331,940, representing 2.4% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
EU	Equity Unit
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 7/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	13,005,000	USD	9,641,647	Barclays Bank PLC	9/14/2018	$22,212
CAD	28,185,000	USD	21,433,150	Barclays Bank PLC	9/14/2018	249,977
CAD	3,884,246	USD	2,941,000	JPMorgan Chase Bank N.A.	9/14/2018	47,207
CHF	10,025,000	USD	10,062,129	Goldman Sachs International	9/14/2018	100,478
CLP	4,822,300,000	USD	7,456,780	Morgan Stanley Capital Services, Inc.	9/14/2018	109,606
COP	19,565,317,500	USD	6,754,231	Morgan Stanley Capital Services, Inc.	9/14/2018	1,830
GBP	6,095,902	USD	7,974,000	JPMorgan Chase Bank N.A.	9/14/2018	42,096
HKD	13,435,000	USD	1,713,222	Barclays Bank PLC	9/14/2018	199
JPY	1,100,315,290	USD	9,792,000	JPMorgan Chase Bank N.A.	9/14/2018	78,013
KRW	23,124,000,000	USD	20,565,672	Barclays Bank PLC	9/14/2018	125,961
MXN	547,950,000	USD	26,273,872	Barclays Bank PLC	9/14/2018	2,910,411
NOK	3,230,916	USD	396,000	Goldman Sachs International	9/14/2018	817
NZD	29,460,000	USD	19,970,551	Barclays Bank PLC	9/14/2018	108,268
SGD	11,345,000	USD	8,338,729	Morgan Stanley Capital Services, Inc.	9/14/2018	1,552
USD	9,832,755	AUD	13,005,000	Barclays Bank PLC	9/14/2018	168,896
USD	2,011,000	AUD	2,704,887	JPMorgan Chase Bank N.A.	9/14/2018	1,031
USD	21,788,202	CAD	28,185,000	Barclays Bank PLC	9/14/2018	105,074
USD	10,269,622	CHF	10,025,000	Goldman Sachs International	9/14/2018	107,015

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	7,566,647	CLP	4,822,300,000	Morgan Stanley Capital Services, Inc.	9/14/2018	$261
USD	1,509,624	CNY	9,725,000	Morgan Stanley Capital Services, Inc.	9/14/2018	84,976
USD	6,758,314	COP	19,565,317,500	Morgan Stanley Capital Services, Inc.	9/14/2018	2,253
USD	14,866,988	EUR	12,495,000	Barclays Bank PLC	9/14/2018	207,634
USD	14,463,000	EUR	12,325,710	JPMorgan Chase Bank N.A.	9/14/2018	2,260
USD	15,764,876	GBP	11,685,000	Barclays Bank PLC	9/14/2018	399,129
USD	8,473,000	GBP	6,391,842	JPMorgan Chase Bank N.A.	9/14/2018	67,743
USD	1,713,878	HKD	13,435,000	Barclays Bank PLC	9/14/2018	457
USD	121,000	ILS	439,381	JPMorgan Chase Bank N.A.	9/14/2018	994
USD	21,436,716	KRW	23,124,000,000	Barclays Bank PLC	9/14/2018	745,083
USD	6,803,805	MYR	27,535,000	Goldman Sachs International	9/14/2018	39,102
USD	6,637,869	NOK	53,630,000	Barclays Bank PLC	9/14/2018	51,098
USD	343,000	NOK	2,771,990	Goldman Sachs International	9/14/2018	2,548
USD	20,727,025	NZD	29,460,000	Barclays Bank PLC	9/14/2018	648,205
USD	120,000	RUB	7,501,212	Goldman Sachs International	9/14/2018	519
USD	8,502,841	SGD	11,345,000	Morgan Stanley Capital Services, Inc.	9/14/2018	162,559
USD	6,377,740	TRY	31,710,000	Morgan Stanley Capital Services, Inc.	9/14/2018	64,207
USD	451,000	TWD	13,724,381	JPMorgan Chase Bank N.A.	9/14/2018	1,553
						$ 6,661,224
Liability Derivatives
CHF	853,285	USD	865,000	JPMorgan Chase Bank N.A.	9/14/2018	$(3)
CNY	9,725,000	USD	1,453,445	Morgan Stanley Capital Services, Inc.	9/14/2018	(28,796)
EUR	12,495,000	USD	14,662,758	Barclays Bank PLC	9/14/2018	(3,403)
EUR	955,077	USD	1,121,000	JPMorgan Chase Bank N.A.	9/14/2018	(487)
GBP	11,685,000	USD	15,490,886	Barclays Bank PLC	9/14/2018	(125,139)
INR	456,650,000	USD	6,680,760	Morgan Stanley Capital Services, Inc.	9/14/2018	(58,090)
JPY	1,145,900,000	USD	10,483,414	Barclays Bank PLC	9/14/2018	(204,498)
MYR	27,535,000	USD	6,864,016	Goldman Sachs International	9/14/2018	(99,313)
NOK	53,630,000	USD	6,728,730	Barclays Bank PLC	9/14/2018	(141,959)
NOK	36,581,748	USD	4,498,000	Goldman Sachs International	9/14/2018	(5,074)
SEK	23,384,223	USD	2,670,000	Goldman Sachs International	9/14/2018	(1,565)
SEK	107,950,000	USD	12,649,477	Morgan Stanley Capital Services, Inc.	9/14/2018	(331,020)
TRY	31,710,000	USD	6,496,353	Morgan Stanley Capital Services, Inc.	9/14/2018	(182,821)
USD	4,974,000	AUD	6,727,428	JPMorgan Chase Bank N.A.	9/14/2018	(25,071)
USD	234,000	BRL	909,113	Goldman Sachs International	9/14/2018	(7,019)
USD	1,047,000	CAD	1,377,571	JPMorgan Chase Bank N.A.	9/14/2018	(12,786)
USD	11,985,000	CHF	11,928,076	JPMorgan Chase Bank N.A.	9/14/2018	(106,805)
USD	686,000	DKK	4,357,780	JPMorgan Chase Bank N.A.	9/14/2018	(223)
USD	8,618,000	EUR	7,372,668	JPMorgan Chase Bank N.A.	9/14/2018	(31,744)
USD	3,098,000	GBP	2,357,792	JPMorgan Chase Bank N.A.	9/14/2018	(2,491)
USD	2,197,000	HKD	17,232,240	Goldman Sachs International	9/14/2018	(698)
USD	340,000	INR	23,458,980	JPMorgan Chase Bank N.A.	9/14/2018	(219)
USD	6,618,835	INR	456,650,000	Morgan Stanley Capital Services, Inc.	9/14/2018	(3,835)
USD	10,230,967	JPY	1,145,900,000	Barclays Bank PLC	9/14/2018	(47,949)
USD	11,514,000	JPY	1,289,293,767	JPMorgan Chase Bank N.A.	9/14/2018	(51,182)
USD	584,000	KRW	656,982,480	JPMorgan Chase Bank N.A.	9/14/2018	(3,876)
USD	28,896,659	MXN	547,950,000	Barclays Bank PLC	9/14/2018	(287,623)
USD	118,000	MXN	2,241,897	Goldman Sachs International	9/14/2018	(1,405)
USD	7,058,000	NZD	10,398,160	Goldman Sachs International	9/14/2018	(28,992)
USD	6,056,000	SEK	53,445,752	Goldman Sachs International	9/14/2018	(42,835)
USD	12,254,264	SEK	107,950,000	Morgan Stanley Capital Services, Inc.	9/14/2018	(64,193)
USD	580,000	SGD	789,487	JPMorgan Chase Bank N.A.	9/14/2018	(391)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	265,000	ZAR	3,558,490	Goldman Sachs International	9/14/2018	$ (3,688)
						$(1,905,193)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	2,666	$6,557,424	August – 2018	$255,666
CAC 40 Index	Long	EUR	7	451,018	August – 2018	6,104
FTSE 100 Index	Long	GBP	25	2,527,643	September – 2018	31,157
FTSE Index	Long	EUR	15	1,945,740	September – 2018	24,324
Mexican Bolsa Index	Long	MXN	51	1,370,818	September – 2018	12,029
MSCI Singapore Index	Long	SGD	163	4,416,990	August – 2018	26,387
MSCI Taiwan Index	Long	USD	72	2,936,160	August – 2018	36,306
OMX Stockholm 30 Index	Long	SEK	106	1,950,216	August – 2018	44,429
Russell 2000 Index	Short	USD	164	13,713,680	September – 2018	213,961
S&P MidCap 400 Index	Short	USD	105	20,853,000	September – 2018	70,143
S&P/TSX 200 Index	Short	AUD	3	346,475	September – 2018	214
						$ 720,720
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	194	20,098,689	September – 2018	185,620
Japan Government Note 10 yr	Short	JPY	2	2,695,345	September – 2018	3,193
Long Gilt 10 yr	Short	GBP	55	8,856,299	September – 2018	11,471
U.S. Treasury Note 10 yr	Short	USD	75	8,956,641	September – 2018	22,197
						$ 222,481
						$ 943,201
Liability Derivatives
Equity Futures
ASX SPI 200 Index	Long	AUD	137	$13,151,410	September – 2018	$(31,544)
DAX Index	Short	EUR	14	5,244,622	September – 2018	(57,342)
FTSE 40 Index	Short	ZAR	188	7,331,821	September – 2018	(210,183)
Hang Seng Index	Long	HKD	43	7,787,503	August – 2018	(102,274)
IBEX 35 Index	Short	EUR	19	2,194,348	August – 2018	(38,973)
KOSPI 200 Index	Short	KRW	7	466,109	September – 2018	(890)
NIFTY Index	Short	USD	247	5,620,238	August – 2018	(109,768)
S&P 500 Index	Short	USD	310	43,665,050	September – 2018	(811,108)
S&P/TSX 60 Index	Short	CAD	11	1,655,856	September – 2018	(4,769)
Topix Index	Short	JPY	35	5,471,538	September – 2018	(102,388)
						$(1,469,239)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures
Amsterdam Index	Short	EUR	59	$7,880,226	August – 2018	$(89,646)
German Euro-Bund 10 yr	Long	EUR	8	1,511,548	September – 2018	(19)
						$ (89,665)
						$(1,558,904)
At July 31, 2018, the fund had cash collateral of $66,710 and other liquid securities with an aggregate value of $15,221,401 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$105,483,935	$—	$—	$105,483,935
United Kingdom	8,021,920	—	—	8,021,920
Japan	6,398,573	—	—	6,398,573
France	5,885,786	—	—	5,885,786
Switzerland	5,439,061	—	—	5,439,061
Germany	5,237,184	—	—	5,237,184
Canada	2,170,482	—	—	2,170,482
China	1,796,192	—	—	1,796,192
Spain	1,776,019	—	—	1,776,019
Other Countries	9,280,749	52,822	—	9,333,571
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	440,203	—	440,203
U.S. Corporate Bonds	—	38,153,459	—	38,153,459
Foreign Bonds	—	2,646,413	—	2,646,413
Mutual Funds	29,167,694	—	—	29,167,694
Total	$180,657,595	$41,292,897	$—	$221,950,492
Short Sales	$(12,635)	$—	$—	$(12,635)
Other Financial Instruments
Futures Contracts - Assets	$943,201	$—	$—	$943,201
Futures Contracts - Liabilities	(1,558,904)	—	—	(1,558,904)
Forward Foreign Currency Exchange Contracts - Assets	—	6,661,224	—	6,661,224
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,905,193)	—	(1,905,193)
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $6,739,301 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,869,700	170,977,811	(161,676,900)	29,170,611
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(845)	$(456)	$—	$197,873	$29,167,694

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer
and Accounting Officer)

Date: September 17, 2018

*	Print name and title of each signing officer under his or her signature.